SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - Furniture And Equipment [Member]	Jun. 30, 2025	Dec. 31, 2024
Minimum [Member] | North Water Investment Group Holdings Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Minimum [Member] | Mango Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | North Water Investment Group Holdings Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Maximum [Member] | Mango Financial Group Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years